Organization and Principal Activities (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Commodities brokerage business:
Revenue-producing assets	$ 396,753	$ 1,539,534
Commodities trading right [Member]
Commodities brokerage business:
Revenue-producing assets	288,309	966,222
Customer relationship [Member]
Commodities brokerage business:
Revenue-producing assets		$ 573,312